CONVERTIBLE NOTES - Summary of Changes In Convertible Debt, Net of Unamortized Discount (Details)	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Debt Instrument [Line Items]
Issuance of convertible debt, face value	¥ 162,151,500
Debt discount from issuance/sale of ADS shares	(10,823,430)
Debt discount from derivative liability (embedded conversion option)	(129,956,000)
Deferred financing fees	(194,169)
Amortization of debt discount	44,894,804	$ 6,953,320	¥ 2,923,316
Convertible debt, net at June 30,	¥ 63,042,155	$ 9,763,987